Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2022
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

11. Prepayments, accrued income and other receivables

	2022	2021
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	1,890	1,598
Prepayments - other	1,416	1,551
Accrued income	36	5
VAT	601	998
Other receivables	14	9
	3,957	4,161